FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total loan	$ (30)	$ (25)
Warrants	(30,000)	(2,228,000)	$ (5,092,000)
Senior Secured Debt
Warrants	(30,000)	(2,203,000)	(4,002,000)
Auctus Loan
Warrants	(30,000)	(25,000)	0
Distributor Debt
Warrants			(114,000)
Short-Term Loans
Warrants			(83,000)
Long-Term Loans
Warrants			(893,000)
Level 1
Warrants		0	0
Level 1 | Senior Secured Debt
Warrants		0	0
Level 1 | Auctus Loan
Warrants	0	0	0
Level 2
Warrants		0	0
Level 2 | Senior Secured Debt
Warrants		0	0
Level 2 | Auctus Loan
Warrants	0	0	0
Level 3
Warrants	(30,000)	(2,228,000)	(5,092,000)
Level 3 | Senior Secured Debt
Warrants	$ (30,000)	$ (2,203,000)	(4,002,000)
Level 3 | Distributor Debt
Warrants			(114,000)
Level 3 | Short-Term Loans
Warrants			(83,000)
Level 3 | Long-Term Loans
Warrants			(893,000)
Level 1 | Distributor Debt
Warrants			0
Level 1 | Short-Term Loans
Warrants			0
Level 1 | Long-Term Loans
Warrants			0
Level 2 | Distributor Debt
Warrants			0
Level 2 | Short-Term Loans
Warrants			0
Level 2 | Long-Term Loans
Warrants			$ 0